                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

  /s/ Bayard D. Waring             Gloucester, Massachusetts   August 5, 2005
-------------------------------    -------------------------   -------------
       [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 21
                                        --------------------

Form 13F Information Table Value Total: $3,889
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring

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                            BAYARD WARING
                      FORM 13F INFORMATION TABLE
                      QUARTER END JUNE 30, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLIANCE RESOURCE
  PARTNERS                 Unit Ltd Ptr    01877R108    370      5000     SH            Other         1       5000     0        0
AMERICAN CAP
  STRATEGIES LTD              Common       24937104     181      5000     SH            Other         1       5000     0        0
BHP BILLITON LTD ADR          Common       88606108      82      3000     SH            Other         1       3000     0        0
BURLINGTON RES INC            Common       122014103    166      3000     SH            Other         1       3000     0        0
CEMEX SOUTH
  AMERICA-SPONSORED           Common       151290889    212      5000     SH            Other         1       5000     0        0
COMMERCE BANCORP
  INC NJ                      Common       200519106    152      5000     SH            Other         1       5000     0        0
DEVON ENERGY CORPORATION
  NEW                         Common       25179M103    152      3000     SH            Other         1       3000     0        0
DOMINION RES BLACK
  WARRIOR TR              Unit Ben Trust   25746Q108    203      5000     SH            Other         1       5000     0        0
EL PASO CORPORATION           Common       28336L109    115     10000     SH            Other         1      10000     0        0
ENERPLUS RESOURCES FUND     Unit Trust     29274D604    191      5000     SH            Other         1       5000     0        0
ENTERPRISE PRODS
  PARTNERS LP                 Common       293792107    388     14480     SH            Other         1      14480     0        0
GENERAL ELECTRIC CORP         Common       369604103    260      7500     SH            Other         1       7500     0        0
GREAT PLAINS ENERGY INC       Common       391164100    159      5000     SH            Other         1       5000     0        0
HEADWATERS INC                Common       42210P102    275      8000     SH            Other         1       8000     0        0
ING GROEP NV SPONS ADR        Common       456837103    144      5121     SH            Other         1       5121     0        0
KEYCORP NEW                   Common       493267108    166      5000     SH            Other         1       5000     0        0
MARVEL ENTERPRISES INC        Common       57383M108     99      5000     SH            Other         1       5000     0        0
PETROFUND ENERGY TRUST        Common       71648W108    119      7500     SH            Other         1       7500     0        0
SENIOR HOUSING
  PROPERTIES TR               Common       81721M109     95      5000     SH            Other         1       5000     0        0
SHIP FINANCE
  INTERNATIONAL LTD           Common       G81075106     47      2500     SH            Other         1       2500     0        0
UNITEDHEALTH GROUP INC        Common       91324P102    313      6000     SH            Other         1       6000     0        0

                                                       3889